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                 [Letterhead of Sutherland Asbill & Brennan LLP]

BIBB L. STRENCH
DIRECT LINE: 202.383.0509
Internet: bibb.strench@sablaw.com


                                November 4, 2005



VIA EDGARLINK

Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

         Re:  McMorgan Funds
              Post-Effective Amendment No. 21 to Form N-1A (811-08370)
              --------------------------------------------------------

Commissioners:

         On behalf of the McMorgan Funds (the "Trust"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the shares offered by the series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the "Amendment") to the registration statement on Form N-1A for the Trust. That Amendment was filed electronically with the Commission on October 28, 2005.

         If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0509.

                                                     Sincerely,


                                                     /s/ Bibb L. Strench
                                                     ----------------------
                                                     Bibb L. Strench

         cc: